Share Capital - Schedule of Shares Outstanding Special Shares (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Class A [Member]
Disclosure of classes of share capital [line items]
Balance at beginning
Issuance of special shares pursuant to the acquisition of First Towers	6,441
Issuance of special shares pursuant to a debt settlement
Balance at closing	6,441
Class B [Member]
Disclosure of classes of share capital [line items]
Balance at beginning
Issuance of special shares pursuant to the acquisition of First Towers	212,265
Issuance of special shares pursuant to a debt settlement	32,549
Balance at closing	244,814
Capital [Member]
Disclosure of classes of share capital [line items]
Balance at beginning
Issuance of special shares pursuant to the acquisition of First Towers	20,298,721
Issuance of special shares pursuant to a debt settlement	754,356
Balance at closing	$ 21,053,077